The Florida


TaxFree Funds





The Florida TaxFree ShortTerm Fund


The Florida TaxFree Money Market Fund













































Distributor:


William R. Hough & Co.


100 Second Avenue South, Suite 800


St. Petersburg, Florida  33701


(800) 557-7555










Annual Report
This report must be preceded or accompanied by a current prospectus of The Florida TaxFree Funds.

April 30, 1998


CONTENTS


	President's Message	1

	The Florida TaxFree Money Market Fund Statement of Investments
		Variable Rate Demand Notes	3
		Municipal Bonds	4

	The Florida TaxFree ShortTerm Fund Statement of Investments
		Variable Rate Demand Notes	10
		Municipal Bonds	10

 	Statements of Assets and Liabilities	17

	Statements of Operations	18

	Statements of Changes in Net Assets	19

	Notes to Financial Statements	20


Dear Shareholder:

We are pleased to present the Annual Report on The Florida TaxFree
Funds. We at The Hough Group of Funds continue to believe that either or both of The Florida TaxFree Funds represent prudent investments for investors who seek to reduce their federal income and Florida Intangible Tax liabilities.

The Florida TaxFree Money Market Fund
Total net assets of the Fund grew during the past year to $149.4 million as of April 30, 1998. This compares with $136.5 million on April 30, 1997.
IBC Financial Data, Inc., a respected mutual fund performance and statistical reporting company, ranks money market fund performance by category. We are pleased to report that, for the calendar year ending December 31, 1997, The Florida TaxFree Money Market Fund was ranked by IBC in the top 2% out of a total of approximately 210 tax-free state-specific funds tracked by that firm. Had certain fees and expenses not been reimbursed by the Adviser, the yield and ranking would have been lower. Past performance, however, is no guarantee of future results.
The 7 day average yield of the Fund was 3.62% as of April 30, 1998. For investors in the 36% federal tax bracket who have Florida intangible assets of $200,000 or more, the tax equivalent yield was 5.85%.


The Florida TaxFree ShortTerm Fund
As of April 30, 1998, total net assets for the Fund were $22.9 million. The portfolio had a dollar-weighted average maturity of 2.54 years and a 30 day SEC yield of 4.02% on April 30, 1998. This yield equates to a tax equivalent yield of 6.48% for a Floridian in the 36% federal tax bracket with Florida intangible assets of $200,000 or more.
The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. The net asset value per share was $10.05 on April 30, 1998, compared with $9.95 on April 30, 1997, contributing to a 5.23% cumulative total return on the Fund for the year ended April 30, 1998. The cumulative total return is based on changes in the net asset value per share over a given period and adjusted for dividends paid during that same period. The Fund paid dividends of 42 cents per share for the year ending April 30, 1998.
The cumulative total return on the Fund since its inception November 22, 1993 through April 30, 1998 was 21.04%. This represents a return of 4.74% on an annualized basis. As shown on the accompanying chart, another way of illustrating this return since inception would be that $10,000 invested on November 22, 1993 would have grown to $12,104.20 on April 30, 1998 including reinvestment of all distributions.

Contained in this space is a line graph comparing a $10,000 investment made on inception of the Fund (11/22/93) to the Lehman 3-Year Bond Index.
 The vertical axis shows values starting at $10,000, in $200 increments, up to $12,350 . The horizontal axis shows the time period starting with the inception of the Fund (11/22/93) and through April 1998, at three month intervals.

The Florida Intangible Tax
The Florida intangible tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year.
Each of The Florida TaxFree Funds will ordinarily invest at least 65% of its assets in Florida obligations. While state-specific tax-free funds can invest up to 35% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds completely exempt from the Florida Intangible Tax by investing in only Florida or other exempt issues at the appropriate time.
We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at 1-800-557-7555 whenever we can be of assistance.

Sincerely,



W. Robb Hough, Jr.
President
The Hough Group of Funds




Variable Rate Demand Notes (28%)           Principal
                                            Amount           Value



Broward County, FL Education, Research,
and Training Auth, IDB, (The
International Game Fish Association
Project), Series 1997, 4.25%, 08/01/04,
NationsBank, N.A., LOC
                                          $2,000,000      $2,000,000
Broward County, FL, IDB,
(W.R. Bonsal Company Project), 4.25%,
09/01/08, NationsBank, N.A., LOC           1,500,000       1,500,000

Collier County, FL HFA, Housing RB,
(River Reach), 4.15%, 12/01/15, Morgan
Guaranty Trust Co., LOC                    1,700,000       1,700,000

Collier County, FL HFA, Housing RB,
(Saddlebrook Project), 4.55%, 12/25/30,
Texas Commerce Bank, N.A., LOC             4,900,000       4,900,000

Dade County, FL Health Facilities Auth,
Hospital RB, (Miami Children's
Hospital), 4.30%, 09/01/20,
Barnett Bank of South FL, LOC
                                           5,395,000       5,395,000

Dade County, FL IDA, IDB,
(Dolphins Stadium), Series D, 4.10%,
01/01/16,Societe Generale, LOC             2,100,000       2,100,000

Dade County, FL IDA, IDB,
(Jay W. Lotspeich Project), 4.25%, 12/01/06,
Credit Commercial de France, LOC             500,000         500,000

Dade County, FL IDA, IDB, (Arlington Sales),
4.25%, 06/01/08, Credit Commercial
de France, LOC                             1,200,000       1,200,000

Dade County, FL IDA, Industrial
Development RB, (Pot Co.), 4.25%, 12/01/06,
Credit Commercial de France, LOC             500,000         500,000

Dade County, FL IDA, IDB, (Young Associates),
4.25%, 12/01/06, Credit Commercial
de France, LOC                               900,000         900,000

Dade County, FL IDA, IDB, (Dynacolor
Graphics Project), 4.25%, 06/01/99, Credit
Commercial de France, LOC                    875,000         875,000

Dade County, FL IDA, IDB, (Spectrum Programs
Inc. Project), 4.15%, 10/01/16,
NationsBank, N.A., LOC                     1,000,000       1,000,000

Florida HFA, Housing RB, (Clear Lake),
Series D, 4.15%, 12/01/09, Continental
Casualty, GTY                              1,000,000       1,000,000

Florida HFA, Housing RB, (Lakes of
Northdale Project), Series D, 4.15%,
06/01/07, SouthTrust Bank of AL, LOC       1,300,000       1,300,000

Florida HFA, Housing RB, (Springs Colony
Project), 1985 Series FF, 4.20%,
09/15/26, FNMA Collateralized              1,000,000       1,000,000

Gainesville, FL, IDB, (Exactech, Inc.
Project), 4.25%, 11/01/17, SunTrust Bank,
Central FL, LOC                            1,000,000       1,000,000

Hillsborough County, FL IDA, Pollution
Control RB, (Reynolds Metals Company),
4.10%, 12/01/15, Dresdner Bank, A.G., LOC  1,000,000       1,000,000

Hillsborough County, FL IDA, Pollution
Ctrl RB, (Tampa Electric Co.), 4.40%,
11/01/20                                   1,000,000       1,000,000

Hillsborough, County, FL IDA, IDB,
(Serigraphic Arts, Inc.), 4.25%, 09/01/07,
Credit Commercial de France, LOC             500,000         500,000

Hillsborough County, FL IDA, Industrial
Development RB, (Berry Packaging Inc.),
4.25%, 07/01/17, NationsBank, N.A., LOC    1,200,000       1,200,000

Okeechobee County, FL, Solid Waste RB,
(Chambers Waste System of FL), 4.35%,
03/01/06, Morgan Guaranty Trust Co., LOC   3,300,000       3,300,000

Orange County, FL HFA, Housing RB,
(Post Lake Apartments Project), 4.15%,
06/01/25, FNMA Collateral Agreement, GTY     800,000         800,000




Variable Rate Demand Notes (Continued)
                                          Principal
                                            Amount           Value



Palm Beach County, FL Educational
Facilities Auth, Higher Education RB, (Palm
Beach Atlantic College Project), Series 1997,
4.15%, 12/01/12, NationsBank,
N.A., LOC                                3,600,000          3,600,000

Pinellas County, FL HFA, Housing RB,
(Lynn Lake II), 4.25%, 07/01/11,
NationsBank of Georgia, N.A., LOC        1,500,000          1,500,000

Sumter County, FL IDA, IDB, (Great
Southern Wood, FL, Inc.), 4.45%, 04/01/05,
SouthTrust Bank, LOC                       500,000            500,000

Tamarac, FL, IDB, (Tampa Bay Business
Center, Inc. Project), 4.25%, 08/01/15,
NationsBank of FL, NA, LOC               1,600,000          1,600,000

Volusia County, FL IDA, IDB,
(RS Displays Inc. Project), 4.25%,
06/01/09, Credit
Commercial de France, LOC                  775,000            775,000



Total Variable Rate Demand Notes (Cost $42,645,000)       $42,645,000







                                        Principal
Municipal Bonds (72%)                    Amount            Value



Alachua County, FL, Public Improv RB,
5.40%, 08/01/98, FSA Insured
                                        $90,000           $90,259

Alachua County, FL School Board,
Certificates of Participation,
Series A, 3.75%,
07/01/98, AMBAC Insured
                                        215,000           215,000

Bay County, FL, Water & Sewer RB,
3.75%, 09/01/98, MBIA Insured
                                        280,000           280,000
Brevard County, FL School Board,
Revenue Anticipation Notes, 4.25%,
05/08/98                              2,000,000         2,000,030

Broward County, FL, GO Bonds,
Series C, 5.30%, 01/01/99
                                      2,650,000         2,677,602

Broward County, FL, Sales Tax Revenue
Commercial Paper, Series A, 3.30%,
05/05/98, Bank of Tokyo-Mitsubishi, LOC
                                      4,163,000         4,163,000

Broward County, FL, Sales Tax Revenue
Commercial Paper, Series A, 3.50%,
06/01/98, Bank of Tokyo-Mitsubishi, LOC
                                      2,500,000         2,500,000

Broward County, FL School Board,
Certificates of Participation, Series C,
3.75%, 07/01/98, AMBAC Insured
                                        300,000           300,000

Broward County, FL, Tourist Development
Tax RB, (Convention Center), 4.40%,
10/01/98, AMBAC Insured
                                        620,000           621,515

Buck Cnty, PA Technical School Auth,
Municipal Lease Oblig, 4.10%, 08/15/98,
AMBAC Insured
                                        500,000           500,530

Canaveral. FL Port Auth, Transportation
RB, 4.70%, 06/01/98, FGIC Insured
                                         50,000            50,019

Centerville City, UT Municipal Building
Auth, Municipal Lease RB, 3.70%,
08/01/98, MBIA Insured
                                        160,000           159,990

Charlotte County, FL, Hospital RB,
(Bon Secours - St. Joseph), Series A, 8.25%,
08/15/98, Pre-refunded @ 102
                                        585,000           603,908

Coral Springs, FL, Water & Sewer RB,
Series A, 4.70%, 09/01/98, FGIC Insured
                                         75,000            75,106

Dade County, FL,  Hospital RB,
(Jackson Memorial Hopital), Series A, 4.00%,
06/01/98, MBIA Insured,
                                      1,000,000         1,000,144

Dade County, FL Publis Sevice Tax RB,
4.00%, 10/01/98, FSA Insured
                                        300,000           300,176

Dade County, FL School District,
GO Bonds, 7.00%, 07/01/98
                                         50,000            50,234

Municipal Bonds (Continued)           Principal
                                        Amount             Value



Dade County, FL School District,
GO Bonds, 4.35%, 07/15/98, AMBAC Insured
                                        100,000           100,126

Dade County, FL School District,
GO Bonds, 6.40%, 08/01/98, MBIA Insured
                                         90,000            90,527

Dade County, FL Water & Sewer System,
Water & Sewer RB, 4.50%, 10/01/98, FGIC
Insured
                                        260,000           260,901

Delaware, State of, GO Bonds, 6.80%,
05/01/98
                                        400,000           400,000

Derry Township, PA School District,
GO Bonds, 3.80%, 11/15/98, FGIC Insured
                                        270,000           270,000

Downtown Savannah, GA Auth, GO Bonds,
(Board of Education Project), 7.20%,
08/01/98, Pre-refunded @ 102
                                        500,000           514,258

East County Water Control District, FL,
Public Improv RB, (Lee County Drain),
5.00%, 11/01/98, Asset Guaranty Insured
                                        500,000           502,319

East Liverpool, OH, Hospital RB,
(East Liverpool City Hospital Project),
Series A, 3.75%, 10/01/98, FSA Insured
                                        160,000           160,000

East Liverpool, OH, Hospital RB,
(East Liverpool City Hospital Project),
Series B, 3.75%, 10/01/98, FSA Insured
                                        360,000           360,000

Erie County, PA, GO Bonds, 4.00%,
09/01/98, FGIC Insured
                                        300,000           300,000

Escambia County, FL Utilities Auth,
Public Improv RB, Series D, 4.00%,
01/01/99,
FGIC Insured (When-Issued)
                                        305,000           305,000

Escambia County, FL Utilities Auth,
Water & Sewer RB, Series B, 3.60%,
01/01/99,FGIC Insured
                                         85,000            85,000

Escambia County, FL Utilities Auth,
Water & Sewer RB, Series C, 3.60%,
01/01/99, FGIC Insured
                                        285,000           285,000

Escambia County, FL Utilities Auth,
Public Improv RB, Series 1998, 3.60%,
01/01/99, FSA Insured
                                        510,000           510,000

Ferris State University, MI, Public
Improv RB, 3.60%, 10/01/98, AMBAC Insured
                                        150,000           150,000

First Florida Governmental Financing
Commission, Industrial Development RB,
Series A, 4.40%, 07/01/98, MBIA Insured
                                        50,000             50,013

Florida Development Finance Corporation,
IRB, (FDFC Guaranty Program),
1997 Series A, 6.25%, 05/01/98,
AMBAC Insured                           45,000             45,000

Florida Development Finance Corporation,
IRB, (FDFC Guaranty Program),
1997 Series B, 6.25%, 05/01/98, AMBAC Insured
                                        25,000             25,000

Florida Development Finance Corporation,
IRB, (FDFC Guaranty Program), 1997 Series C,
6.25%, 05/01/98, AMBAC Insured
                                        55,000             55,000

Florida HFA, Homeowner Mortgage RB,
Series 3, 4.30%, 07/01/98, GNMA:
Collateralized
                                        100,000           100,093

Florida HFA, Single Family Mortgage RB,
4.00%, 06/01/98, GIC:  Assured Return,
Mandatory Tender @ 100
                                      1,500,000         1,500,000

Florida School Boards Association,
Inc., Municipal Lease RB, (Orange County
School Board Project), 6.80%, 07/01/98,
Escrowed to Maturity
                                      2,000,000         2,010,409

Florida, State of, GO Bonds, Senior Lien,
(Jacksonville Transportation), Series A,
6.50%, 07/01/98
                                      1,540,000         1,546,779

Florida State Board of Education, GO Bonds,
Series A, 7.25%, 06/01/98,
Escrowed to Maturity
                                       100,000            100,281

Florida State Board of Education, GO Bonds,
Series A, 5.75%, 06/01/98, Escrowed to
Maturity
                                       200,000            200,288

Florida State Board of Education,
GO Bonds, Series A, 6.00%, 06/01/98
                                       200,000            200,345

Florida State Board of Education, GO Bonds,
Series B, 5.625%, 06/01/98
                                       300,000            300,454

Florida State Board of Education, GO Bonds,
Series A, 4.70%, 01/01/99
                                        60,000             60,272

Municipal Bonds (Continued)
                                        Principal
                                         Amount            Value



Florida State Board of Education,
GO Bonds, Series A, 7.00%,
06/01/98                                3,900,000        3,911,343

Florida State Board of Education, GO Bonds,
 Series A, 6.50%, 06/01/98
                                        4,010,000        4,019,064

Florida State Board of Education, GO Bonds,
Series A-1, 6.25%, 05/01/98, Escrowed to
Maturity
                                          300,000         300,000

Florida State Board of Education, GO Bonds,
Series B-1, 7.875%, 06/01/98, Pre-refunded
@ 102
                                        1,870,000       1,913,952

Florida State Department of General
Services, Public Improv RB, (Division of
Facilities Management - FL Facilities
Pool), 8.125%, 09/01/98, Pre-refunded @ 102
                                         750,000          775,909

Florida State Division of Bond Finance,
Sales Tax RB, (Department of General
Services - Preservation 2000), Series B,
4.00%, 07/01/98, AMBAC Insured
                                       3,350,000        3,350,826

Florida State Division of Bond Finance,
Department of General Services, Public
Improv RB, (Dept of Environmental
Protection-Preservation 2000),
Series A, 4.50%, 07/01/98, FSA Insured
                                       1,775,000        1,777,763

Florida State Division of Bond Finance,
Sales Tax RB, (Department of General
Services - Preservation 2000), 4.40%,
07/01/98, FSA Insured
                                       1,000,000        1,000,907

Florida State Division of Bond Finance,
Department of General Services,
Public Improv RB, (Dept of Environmental
Protection - Save Our Coast), 4.30%,
07/01/98, AMBAC Insured
                                         250,000          250,267

Florida Local Government Commission,
Commercial Paper, (Florida Association
of Counties Pooled Program), 3.35%,
05/05/98, First Union National Bank, LOC
                                       1,000,000        1,000,000

Florida Local Government Commission,
Commercial Paper, (Florida Association
of Counties Pooled Program), 3.60%,
06/01/98, First Union National Bank, LOC
                                       2,530,000        2,530,000

Florida Local Government Commission,
Commercial Paper, (Florida Association
of Counties Pooled Program), 3.50%,
05/01/98, First Union National Bank, LOC
                                       1,000,000       1,000,000

Florida Municipal Power Agency,
Commercial Paper, Pooled Loan Project,
3.30%, 05/07/98, First Union National
Bank of NC, LOC                         905,000         905,000

Fort Lauderdale, FL, GO Bonds,
(Parking Improv Project), 4.80%,
07/01/98
                                        290,000         290,469

Gainesville, FL, Electric Util RB,
Commercial Paper, (Utility System C),
3.45%, 06/04/98
                                        894,000         894,000

Gainesville, FL, Electric Util RB,
Commercial Paper, (Utility System C),
3.60%, 06/30/98
                                      3,356,000       3,356,000

Gulf County, FL School District,
Sales Tax RB, 4.10%, 06/01/98,
Asset Guaranty Insured
                                        80,000           80,000

Harrison County, WV, Special
Obligation RB, Series A, 5.60%,
05/15/98, Escrowed to Maturity         100,000          100,069

Hillsborough County, FL Aviation Auth,
Transportation RB, (Tampa International
Airport), Series A, 4.50%, 10/01/98,
AMBAC Insured
                                       755,000          756,984
Hillsborough County, FL School Board,
Certificates of Participation,
(Master Lease Program), 4.20%,
07/01/98, Escrowed to Maturity
                                       300,000          300,119
Hillsborough County,
FL School District, Capital Improv RB,
Series 1998, 3.50%, 08/01/98,
MBIA Insured
                                       315,000          315,000

Hillsborough County, FL Water &
Sewer RB, Series A, Zero Coupon,
08/01/98, MBIA Insured
                                     1,610,000        1,594,562

Homestead, FL, Special Insurance
Assessment RB, (Hurricane Andrew
Covered Claim), 4.60%, 09/01/98,
Escrowed to Maturity
                                       305,000         305,957

Jackson, MS, Water & Sewer RB,
Series A, 7.90%, 09/01/98,
Pre-refunded @ 103
                                       500,000         521,830

Jacksonville, FL Elec Auth,
Commercial Paper, Series C-1,
3.40%, 05/11/98, Morgan Guaranty,
Liquidity Provider
                                     1,000,000       1,000,000

Jacksonville, FL, Excise Tax RB,
Series A, Zero Coupon, 10/01/98,
Pre-refunded @ 44.777
                                        25,000         10,939

Jacksonville, FL Health Facilities
Auth, Hospital RB, (Charity Obligated
Group), Series A, 3.75%, 08/15/98,
MBIA Insured
                                       800,000        800,000

Municipal Bonds (Continued)
                                      Principal
                                       Amount          Value



Jacksonville, FL Health Facilities Auth,
Hospital RB, (Charity Obligated Group),
Series B, 3.85%, 08/15/98
                                       405,000        405,000

Jacksonville, FL, Commercial Paper, 3.35%,
05/01/98, Morgan Guaranty, Credit Suisse,
Bayerische Landesbank Girozentrale,
SunBank, IRC                         4,000,000      4,000,000

Jacksonville, FL, Commercial Paper,
(Florida Power & Light), Series 1992,
3.65%, 05/11/98
                                     2,000,000      2,000,000

Jacksonville, FL, Commercial Paper,
(Florida Power & Light), Series 1992,
3.40%, 05/07/98
                                     1,000,000      1,000,000

Jacksonville, FL, Sales Tax RB,
(River City Renaissance Project),
3.85%, 10/01/98, FGIC Insured
                                      200,000        200,000

Lee County, FL Hospital Board of
Directors, Hospital RB, (Lee Memorial
Hospital Project), Commercial Paper,
1995 Series A, 3.40%, 05/06/98,
SunTrust Bank, Central FL, LOC
                                    1,500,000      1,500,000
Lee County, FL Hospital Board of
Directors, Hospital RB, (Lee
Memorial Hospital Project),
Commercial Paper,  Series C, 3.70%,
06/08/98, SunTrust Bank,
Central FL, LOC
                                    3,000,000      3,000,000

Lee County, FL Hospital Board of
Directors, Hospital RB,
(Lee Memorial Hospital Project),
Commercial Paper,  Series D, 3.40%,
05/13/98, SunTrust Bank, Central FL,
LOC
                                    1,800,000     1,800,000

Lee County, FL Hospital Board of
Directors, Hospital RB, (Lee Memorial
Health System Project),
Commercial Paper, 1997 Series B,
3.70%, 05/20/98, SunTrust Bank,
Central FL, LOC                     1,000,000     1,000,000

Lee County, FL HFA, Single Family
Mortgage RB, Series A-4, 3.70%,
12/15/98, GNMA Collateralized,
GIC:  Transamerica                  1,755,000     1,755,000

Lee County, FL, Transportation RB,
(Passenger Facilities Charge), 3.60%,
10/01/98, AMBAC Insured               560,000       559,055

Leon County, FL School Board,
Certificates of Participation,
(Master Lease Program), 3.80%,
07/01/98, MBIA Insured                500,000       499,912

Lewis, WV, Hospital RB, (Crestview
Manor Project), 8.25%, 08/01/98,
Pre-refunded @ 101                     75,000        76,520

Lewis, WV, Hospital RB, (Crestview
Manor Project), 8.50%, 08/01/98,
Pre-refunded @ 101                     80,000        81,671

Logan, UT, Water & Sewer RB, Series A,
3.70%, 12/15/98, AMBAC Insured
                                      200,000       200,000

Maricopa County, AZ Unified School
District No. 95, GO Bonds,
(Queen Creek), Zero Coupon, 07/01/98,
BIG Insured                           155,000       154,031

Marion County, FL School Board,
Certificates of Participation,
Series A, 3.50%, 06/01/98,
FSA Insured                           965,000       965,000

Martin County, FL Health Facilities
Auth, Hospital RB, (Martin Memorial
Medical Center), Series A, 3.90%,
11/15/98, MBIA Insured                245,000       245,087

Martin County, FL Health Facilities
Auth, Hospital RB, (Martin Memorial
Medical Center), Series B, 3.90%,
11/15/98, MBIA Insured                420,000       420,149

Miami Beach, FL, GO Bonds, 4.75%,
09/01/98, FGIC Insured                150,000       150,584

Miami, FL Health Facilities Auth,
Hospital RB, (Mercy Hospital Project),
6.15%, 08/01/98, AMBAC Insured        100,000       100,526

Milwaukee, WI Redevelopment Auth,
IDB, (West Wisconsin & North Project),
Zero Coupon, 09/01/98, FSA Insured     70,000        69,140

Missouri State Housing Development
Commission, Single Family Homeowner
Mortgage RB, Loan A-2, 4.20%, 09/01/98,
GNMA/FNMA Collaterallized             140,000       140,213

Nebraska Investment Finance Auth,
Single Family Housing RB, Series B,
4.80%, 09/01/98, GNMA Collateralized  100,000       100,328




Municipal Bonds (Continued)            Principal
                                        Amount       Value



Okaloosa County, FL School Board,
Sales Tax RB, 5.00%, 09/01/98,
FSA Insured                            500,000      501,794

Orange County, FL, Commercial Paper,
3.60%, 06/11/98, NationsBank,
N.A., IRC                              600,000      600,000

Orlando, FL Utilities Commission,
Water & Sewer RB, 4.75%, 10/01/98      250,000      251,119

Orlando & Orange County, FL
Expressway Auth, Transportation RB,
Junior Lien, Series A, 3.85%, 07/01/98,
FGIC Insured                          100,000       100,008

Palm Beach County, FL, GO Bonds,
Series B, 3.60%, 07/01/98             250,000       250,000

Palm Beach County, FL, Public
Improv RB, (Criminal Justice
Facilities), 4.50%, 06/01/98,
FGIC Insured                          120,000       120,064

Palm Beach County, FL HFA,
Single Family Mortgage RB,
Series B, 3.95%, 07/01/98,
GNMA/FNMA Collateralized,
GIC:  Bayerische Landesbank
Girozentrale, Mandatory
Tender @ 100                        1,000,000     1,000,000

Palm Beach County, FL, Public
Improv RB, (N. County Courthouse
Expansion), 4.50%, 12/01/98,
FSA Insured                          315,000        316,433

Palm Beach County, FL, Water
& Sewer RB, 7.00%, 10/01/98,
Pre-refunded @ 102                   135,000        139,305

Palm Beach County, FL Health
Facilities Auth, Hospital RB,
(Pooled Hospital Loan Project),
Commercial Paper, 3.50%, 05/04/98,
MBIA Insured, Credit Suisse, SBPA  1,300,000       1,300,000

Parker, CO, Public Improv RB,
(Sales & Use Tax), 3.80%, 11/01/98,
MBIA Insured                         530,000         530,000

Pensacola, FL, Natural Gas RB,
Zero Coupon, 12/01/98,
Pre-refunded @ 84.015                 20,000          16,344

Pocono Mountain, PA School District,
GO Bonds, 3.75%, 11/15/98,
FSA Insured                          210,000         210,000

Polk County, FL, Water & Sewer RB,
Series B, 4.00%, 10/01/98, FGIC
Insured                            1,100,000       1,101,456

Polk County, FL, Public Improv RB,
5.50%, 12/01/98, MBIA Insured        90,000           90,897

Pompano Beach, FL, Water & Sewer RB,
4.75%, 07/01/98, MBIA Insured        50,000           50,069
Puerto Rico, Commonwealth of,
Tax and Revenue Anticipation Notes,
Series 1998A, 4.50%, 07/30/98     2,000,000        2,003,623

Puerto Rico, Electric Power Auth,
Electric Util RB, 5.00%, 07/01/98,
Pre-refunded @100                   275,000          275,468

Puerto Rico, Electric Power Auth,
Electric Util RB, Series M, 8.00%,
07/01/98, Pre-refunded @102         150,000          153,967

Puerto Rico, Industrial, Medical,
and Environmental Pollution Control
Facilities, Financing Auth, IDB,
(Key Pharmaceuticals), 3.75%,
12/01/98, Morgan Guaranty Trust
Company, LC, Optional
Tender @ 100                      1,500,000        1,499,270

Putnam County, FL Development Auth,
Pollution Ctrl RB, (Seminole
Electric Cooperative, Inc.),
Series D, 3.65%, 06/15/98,
National Rural Utilities Cooperative
Finance Corporation, GTY,
Mandatory Tender @ 100           1,500,000         1,500,000

Putnam County, FL Development
Auth, Pollution Ctrl RB,
Seminole Electric Cooperative,
Inc.), Series H-3, 3.50%, 09/15/98,
National Rural Utilities Cooperative
Finance Corporation, GTY,
Mandatory Tender @ 100          1,500,000         1,500,000

St. Johns County, FL, GO Bonds,
4.40%, 09/01/98, MBIA Insured     100,000           100,214

St. Johns County, FL, Water &
Sewer RB, Series A, 5.90%,
06/01/98, MBIA Insured             50,000            50,078

St. Johns River Water Management
District, FL, Water & Sewer RB,
(Land Acquisition), 5.00%,
07/01/98, FSA Insured           1,000,000         1,001,865



Municipal Bonds (Continued)      Principal
                                   Amount            Value


St. Lucie County, FL,
Commercial Paper,
(Florida Power & Light),
3.65%, 05/12/98                 1,000,000         1,000,000

St. Lucie County, FL,
Commercial Paper,
(Florida Power & Light),
3.60%, 06/05/98                 2,300,000         2,300,000

St. Lucie County, FL,
Commercial Paper,
(Florida Power & Light),
3.60%, 06/08/98                 1,000,000         1,000,000

St. Petersburg, FL, Excise
Tax RB, 3.80%, 10/01/98,
FGIC Insured                      100,000           100,026

St. Petersburg, FL Health
Facilities Auth, Hospital RB,
(Bon Secours - Maria Manor Project),
Series B, 7.875%, 08/15/98,
Pre-refunded @ 102                185,000           190,717

St. Petersburg, FL, Electric
Util RB, 6.55%, 06/01/98, MBIA
Insured                           100,000           100,227

Sarasota County, FL Public Hosp
Dist, Commercial Paper, Series A,
(Sarasota Memorial Hospital), 3.40%,
05/12/98, SunTrust Bank,
Central Florida, LOC            1,000,000         1,000,000

Sarasota County, FL Public Hosp
Dist, Commercial Paper, Series B,
(Sarasota Memorial Hospital), 3.60%,
06/09/98, SunTrust Bank,
Central Florida, LOC            1,000,000         1,000,000

Sarasota County, FL Public Hosp
Dist, Commercial Paper, Series
1996A, (Sarasota Memorial
Hospital), 3.50%, 06/10/98,
SunTrust Bank, SBPA             2,500,000         2,500,000

Sarasota, FL, Water & Sewer RB,
5.25%, 10/01/98, FGIC Insured     250,000           251,630

Seacoast, FL Utility Auth, Water
& Sewer RB, Series A, Zero Coupon,
03/01/99, Pre-refunded @ 25.9095  130,000            32,626

Seattle, WA, Solid Waste RB,
Series B, 6.90%, 05/01/98,
BIG Insured                       100,000           100,000

Strongsville, OH City School
District, GO Bonds, 4.05%, 12/01/98,
MBIA Insured                      100,000           100,167

Sunrise, FL, Public Improv RB,
4.30%, 10/01/98, FGIC Insured     100,000           100,203

Sunshine State Governmental
Financing Comm, Commercial Paper,
3.45%, 05/08/98, AMBAC Insured,
SBPA: Union Bank of Switzerland
and The Toronto-Dominion Bank   2,300,000         2,300,000

Tampa, FL, Hospital RB,
(Catholic Health East), Series A-2,
3.75%, 11/15/98, AMBAC Insured    900,000          900,000

Transylvania County, NC, GO Bonds,
4.20%, 06/01/98, FGIC Insured     455,000          455,050

Trinity River Auth, TX, Solid
Waste RB, (Regional Wastewater
System), 7.375%, 08/01/98,
Pre-refunded @ 100                100,000          100,884

Volusia County, FL School District,
GO Bonds, 4.75%, 06/01/98,
FSA Insured                       200,000          200,129



Total Municipal Bonds (Cost $107,951,387)         $107,951,387



Total Investments (100%) (Cost $150,596,387)      $150,596,387





Summary of Ratings (unaudited):
AAA/Equivalent 93%, AA/Equivalent 7%
Average Portfolio Maturity 48.65 Days







                                     Principal

Variable Rate Demand Notes (9%)        Amount         Value



Los Angeles County, CA IDA, IDB,
(Southland Sheet & Metals Co.
Project), 5.75%, 12/01/05,
Dai-Ichi Kangyo Bank, Ltd., LOC       $400,000       $400,000

Los Angeles County, CA IDA, IDB,
(Komax Systems), 5.85%, 12/01/06,
Dai-Ichi Kangyo Bank, Ltd., LOC        300,000        300,000

Los Angeles County, CA IDA, IDB,
(Walter & Howard Lim), 5.85%,
12/01/06, Dai-Ichi Kangyo Bank,
Ltd., LOC                              100,000        100,000

Palm Beach County, FL, Water &
Sewer RB, 5.00%, 10/01/11, The
Sanwa Bank, Limited, LOC               200,000        200,000

St. Lucie County, FL, Pollution
Control RB, (Florida Power & Light),
3.85%, 01/01/27                      1,000,000      1,000,000









Total Variable Rate Demand Notes (Cost $2,000,000)    $2,000,000







                                        Principal

Municipal Bonds (91%)                    Amount           Value



Bay County, FL, Pollution Ctrl RB,
(International Paper Co. Project),
5.70%, 06/01/98, Pre-refunded @ 100      $15,000         $15,001

Bay Medical Center, FL, Hospital RB,
(Bay Medical Center Project), 4.70%,
10/01/02, AMBAC Insured                  100,000         101,873

Bradenton, FL Util System, Water &
Sewer RB, Series A, 7.10%, 10/01/99,
AMBAC Insured                            100,000         104,330

Brevard County, FL School Board,
Certificates of Participation, 6.50%,
07/01/02, Pre-refunded @ 102             100,000         110,185

Broward County, FL, GO Bonds,
Series C, 5.50%, 01/01/00                100,000         102,231

Broward County, FL, GO Bonds, Series B,
5.60%, 01/01/01                          200,000         207,808

Broward County, FL, GO Bonds, Series B,
6.00%, 01/01/04                           50,000          53,780

Broward County, FL, Certificates of
Participation, 6.40%, 06/01/03, AMBAC
Insured                                   85,000          88,605

Broward County, FL Educational Facilities
Auth, Higher Education RB, (Nova
Southeastern University Project), 5.40%,
04/01/02, Connie Lee Insured              75,000          78,329

Broward County, FL School District, GO
Bonds, 5.70%, 02/15/01                   300,000         310,995

Broward County, FL, Water & Sewer RB,
Series A, Zero Coupon, 10/01/99, AMBAC
Insured                                   10,000           9,454

Canaveral, FL, Transportation RB, 5.40%,
06/01/02, FGIC Insured                   100,000         104,918

Celebration Community Development
District, FL, Special Assessment RB,
Series B, 4.60%, 05/01/03, MBIA Insured  250,000         253,568

Clay County, FL HFA, Single Family
Mortgage RB, (Multi-County Program),
4.80%, 04/01/02, GNMA/FNMA
Collateralized                           150,000         151,220

Clay County, FL, HFA, Single Family
Mortgage RB, (Multi-County Prorgram),
4.50%, O4/01/03. GNMA/FNMA
Collateralized                           250,000         249,773




                                        Principal

Municipal Bonds (Continued)              Amount           Value



Clay County, FL, School Board,
Certificates of Participation,
(Master Lease Program), 4.50%,
07/01/99, MBIA Insured                  140,000          140,976

Clearwater, FL, Water & Sewer RB,
Series B, 6.75%, 12/02/98,
Pre-refunded @ 103.50                    75,000           78,932

Dade County, FL, GO Bonds,
Series I, 6.90%, 07/01/01,
AMBAC Insured                           250,000          271,130

Dade County, FL, GO Bonds,
Series CC, 6.80%, 10/01/02,
AMBAC Insured                           200,000          221,788

Dade County, FL Aviation Auth,
Transportation RB, Series X, 5.25%,
10/01/01                                100,000          103,437

Dade County, FL Educational Facilities
Auth, Higher Education RB, (St.
Thomas University), 7.65%, 01/01/00,
Pre-refunded @ 102                      40,000            43,081

Dade County, FL, Guaranteed Entitlement
Spl Assmt Bonds, Series B, Zero Coupon,
02/01/00, MBIA Insured                 250,000           233,315

Dade County, FL, Guaranteed Entitlement
Spl Assmt Bonds, Series B, Zero Coupon,
02/01/01, MBIA Insured                 250,000           223,393

Dade County, FL School Board,
Certificates of Participation, 5.00%,
05/01/01, MBIA Insured                 125,000           128,219

Dade County, FL School District,
GO Bonds, 5.00%, 06/01/00,
MBIA Insured                            50,000            51,060

Dade County, FL Solid Waste System,
Solid Waste RB, Series A, Zero Coupon,
10/01/99, Escrowed to Maturity          70,000            66,146

Dade County, FL, Special Assessment RB,
(Various Purpose Improv Projects),
Series A, 7.15%, 07/01/02, FSA Insured 100,000           106,304

Dade County, FL Health Facilities Auth,
Hospital RB, (Catholic Health &
Rehabilitation Inc.), 7.45%, 08/15/99,
SunTrust Bank, LOC                     50,000             51,928

Delray Beach, FL, GO Bonds, (Decade of
Excellence Program), 6.80%, 02/01/00,
Pre-refunded @ 102                     50,000             53,276

Duval County, FL School District,
GO Bonds, 5.625%, 08/01/00,
AMBAC Insured                          75,000             77,621

Escambia County, FL Health Facilities
Auth, Hospital RB, (Azalea Trace, Inc.
Project), 9.25%, 01/01/99,
Pre-refunded @ 102                     50,000             52,790

Escambia County, FL Health Facilities
Auth, Hospital RB, (Azalea Trace,
Inc. Project), 5.25%, 01/01/03        300,000            300,963

Escambia County, FL HFA, Single
Family Mortgage RB, (Multi-County
Program), Series A, 4.70%, 04/01/01,
GNMA Collateralized                   115,000            116,026

Escambia County, FL HFA, Single
Family Mortgage RB, (Multi-County
Program), Series A, 4.50%, 04/01/03,
GNMA Collateralized                   250,000            249,883

Escambia County, FL, Public Improv RB,
Series A, 5.00%, 01/01/00             250,000            252,495

Escambia County, FL School Board,
Certificate of Participation, 6.25%,
02/01/02, Pre-refunded @ 100           45,000             48,088

Escambia County, FL School Board,
Municipal Lease Obligation, Certificate
of Participation, 5.80%, 02/01/00,
Escrowed to Maturity                   15,000             15,457

Escambia County, FL School Board,
Municipal Lease Obligation, Certificate
of Participation, 5.80%, 02/01/00,
FSA Insured                            35,000             36,096

Florida Development Finance Corporation,
IRB, (FDFC Guaranty Program), 1997
Series B, 4.90%, 05/01/03,
AMBAC Insured                          40,000             41,288

Florida Development Finance Corporation,
IRB, (FDFC Guaranty Program), 1997
Series C, 4.90%, 05/01/03,
AMBAC Insured                          30,000             30,966

Florida HFA, General Mortgage RB,
Series A, 5.75%, 06/01/02,
FHA Insured                            50,000             52,080

Florida HFA, Housing RB, Single
Family Mortgage RB, 1995 Series A,
5.70%, 01/01/01, GNMA Collateralized   70,000             72,317


Municipal Bonds (Continued)         Principal
                                      Amount              Value



Florida HFA, Homeowner Mortgage &
RB, 1995 Series 1A, 4.75%, 07/01/01  100,000             100,666

Florida HFA, Housing RB, (Turtle
Creek Apartments Project), 1996
Series C, 4.75%, 05/01/00,
AMBAC Insured                         85,000              85,775

Florida HFA, Rfdg Homeowner
Mortgage & RB, Series 2,
5.20%, 01/01/02                      295,000             300,694

Florida HFA, Housing RB,
(Lake Carlton Arms), 7.375%,
12/01/99, National Life
Insurance Co., GTY, Mandatory
Tender @ 100                         115,000             115,240

Florida State, Pollution Ctrl RB,
Series I, 5.30%, 07/01/99             25,000              25,278

Florida State Department of
Transportation, GO Bonds,
(Right-of-Way Acquisition and
Bridge Construction),
Series 1997A, 6.40%, 07/01/02        200,000             217,212

Florida State Board of Education,
GO Bonds, Series 1991A,
6.40%, 01/01/04                      100,000             104,206

Florida State Board of Education,
GO Bonds, Series A, Zero Coupon,
06/01/00, Pre-refunded @ 37.658      100,000             34,629

Florida State Board of Education,
GO Bonds, Series A, 7.25%, 06/01/00,
Pre-refunded @ 102                   185,000             200,316

Florida State Board of Education,
GO Bonds, Series C, 5.125%,
06/01/00                             100,000             102,257

Florida State Board of Education,
GO Bonds, Series A, 5.25%,
06/01/00                              65,000              66,569

Florida State Board of Education,
GO Bonds, Series A, 5.50%,
01/01/01                             250,000             258,750

Florida State Board of Education,
GO Bonds, Series C, 5.90%,
05/01/00, Escrowed to Maturity        25,000              25,286

Florida State Department of General
Services, Division of Facilities
Management, Public Improv RB,
(FL Facilities Pool), 7.00%,
09/01/00, Pre-refunded @ 102         100,000             108,443

Florida State Division of Bond Finance,
Department of General Services,
Public Improv RB, (Dept of Natural
Resources-Preservation 2000), Series A,
5.80%, 07/01/01, MBIA Insured        115,000             121,167

Florida State Division of Bond Finance,
Department of General Services,
Public Improv RB, (Dept of Environmental
Protection-Preservation 2000), Series A,
5.00%, 07/01/01, AMBAC Insured       150,000             154,506

Florida Municipal Power Agency, Electric
Util RB, (St. Lucie Project), 5.00%,
10/01/01, FGIC Insured               100,000             102,584

Florida State Turnpike Auth,
Transportation RB, 7.50%, 07/01/99,
Pre-refunded @ 102                    40,000              42,488

Florida State Turnpike Auth,
Transportation RB, Series A, 6.25%,
07/01/01, Pre-refunded @ 100          45,000              47,969

Fort Myers, FL, Electric Util RB,
Series B, Zero Coupon, 10/01/99,
Pre-refunded @ 26.012                 40,000               9,796

Gainesville, FL Util System, Electric
Util RB, Series A, 5.90%, 10/01/00    50,000              52,121

Hernando County, Fl School District,
GO Bonds, 5.10%, 09/01/01,
MBIA Insured                         120,000             122,771

Hernando County, FL, Solid Waste RB,
7.10%, 10/01/00, Pre-refunded @ 102  100,000             108,894

Hillsborough County, FL Aviation Auth,
Airport RB, (Tampa International Arpt),
Series B, 7.00%, 10/01/99,
Pre-refunded @ 102                    75,000              79,813

Hillsborough County, FL Aviation Auth,
Airport RB, (Tampa International Arpt),
Series A, 6.30%, 10/01/99,
Pre-refunded @ 102                    35,000              36,910

Hillsborough County, FL Aviation Auth,
Airport RB, (Tampa International Arpt),
Series A, 6.30%, 10/01/00,
FGIC Insured                          40,000              41,910

Hillsborough County, FL,
Public Improv RB, (Criminal
Justice Facilities), 4.75%, 08/01/00,
FGIC Insured                         250,000             254,418

Indian Trace Community Development
District, FL, Water Management-Special
Benefit Bonds, Series A, 5.10%,
05/01/01, MBIA Insured               250,000             257,495

Indian Trace Community Development
District, FL, Water Management-Special
Benefit Bonds, Series A, 5.20%,
05/01/02, MBIA Insured                35,000              36,434


Municipal Bonds (Continued)        Principal
                                     Amount              Value



Indian Trail Water Control
District, FL, Public Improv RB,
(Unit of Development No.1),
Series 1990, 7.875%, 07/01/00        25,000               26,027

Jacksonville, FL, Capital Improv RB,
(Gator Bowl Project), 5.15%,
10/01/02,  AMBAC Insured            100,000              104,078

Jacksonville, FL Electric Auth,
Electric Util RB, Issue 2,
Series 11, 5.00%, 10/01/98          100,000              100,477

Jacksonville, FL Electric Auth,
Electric Util RB, Issue One,
Series 2, 9.75%, 10/01/98           100,000              102,431

Jacksonville, FL Electric Auth,
Electric Util RB, Issue 2, Series 7,
4.85%, 10/01/99                     100,000              101,407

Jacksonville, FL Health Facilities
Auth, Hospital RB, (St. Lukes
Hospital Association), 6.30%,
11/15/99                             50,000               51,634

Jacksonville, FL Health Facilities
Auth, Hospital RB, (National
Benevolent Association-Cypress
Village Project), Series 1996A,
4.50%, 12/01/98                     100,000              100,151

Jacksonville, FL Health Facilities
Auth, Hospital RB, (National
Benevolent Association-Cypress
Village Project), Series 1996A,
4.75%, 12/01/99                     115,000              115,623

Jacksonville, FL Health Facilities
Auth, Hospital RB, (National
Benevolent Association-Cypress
Village Project), Series 1996A,
5.00%, 12/01/00                     125,000              126,231

Jacksonville, FL Health Facilities
Auth, Hospital RB, (National
Benevolent Association-Cypress
Village Project), Series 1996A,
5.20%, 12/01/01                     130,000              131,646

Key West, FL Util Board, Electric
Util RB, Capital Appreciation Bonds,
9.75%, 04/01/00, Pre-refunded @ 103
                                    100,000              113,297

Lakeland, FL, Hospital RB,
(Lakeland Regional Medical Center),
4.20%, 11/15/02, MBIA Insured        90,000               90,072

Lakeland, FL, Electric Util RB,
5.25%, 10/01/01                     300,000              310,023

Largo, FL, Hospital RB, (Sun Coast
Health System) 5.75%, 03/01/01      285,000              287,642

Lee County, FL HFA, Single Family
Mortgage RB, (Multi-County Program),
Series A, Subseries 2, 5.25%,
03/01/02, GNMA Collateralized        55,000               55,816

Lee County, FL HFA, Single Family
Mortgage RB, (Multi-County Program),
Series 1996A, Subseries 3, 5.00%,
03/01/00, GNMA Collateralized        50,000               50,197

Lee County, FL HFA, Single Family
Mortgage RB, (Multi-County Program),
Series 1996A, Subseries 3, 5.10%,
03/01/01, GNMA Collateralized        50,000               50,298

Lee County, FL School Board,
Certificates of Participation,
Series A, 6.25%, 08/01/01,
Pre-refunded @ 102                   80,000               86,457

Lee County, FL School Board,
Certificates of Participation,
Series A, 4.85%, 08/01/03,
FSA Insured                          50,000               51,420

Lee County, FL School Board,
Certificates of Participation,
Series A, 4.875%, 08/01/99,
FSA Insured                         100,000              101,132

Lee County, FL School Board,
Certificates of Participation,
Series A, 4.30%, 08/01/01,
FSA Insured                          50,000               50,329

Lee County, FL Hospital Board
of Directors, Hospital RB,
(Lee Memorial Health System Project),
1997 Series A, 5.00%, 04/01/03,
MBIA Insured                        150,000              154,338

Lee County, FL Hospital Board of
Directors, Hospital RB, (Lee
Memorial Health System Project),
5.00%, 04/01/03, MBIA Insured       250,000              257,230

Lee County, FL IDA Water & Sewer
RB, (Bonita Springs Utilities
Project), 4.80%, 11/01/01,
MBIA Insured                         70,000               71,423

Lee County, FL, Road Improvement
RB, 6.70%, 10/01/98,
Escrowed to Maturity                 50,000               50,609

Lee County, FL Solid Waste System,
Solid Waste RB, Series A, 6.90%,
10/01/03, MBIA Insured              100,000              110,079


Municipal Bonds (Continued)       Principal
                                    Amount              Value



Lee County, FL Solid Waste System,
Solid Waste RB, Series A, 4.50%,
10/01/01, MBIA Insured              95,000               95,715

Leon County, FL School District,
GO Bonds, 6.00%, 07/01/02          250,000              263,470

Manatee County, FL HFA,
Single Family Mortgage RB, 4.00%,
05/01/98, GNMA Collateralized       40,000               40,000

Manatee County, FL HFA,
Single Family Mortgage RB,
Subseries 1, 5.00%, 05/01/99,
GNMA Collateralized                 40,000               40,303

Manatee County, FL HFA,
Single Family Mortgage RB,
Subseries 1, 5.375%, 05/01/02,
GNMA Collateralized                 40,000               41,158

Martin County, FL, GO Bonds, 6.50,%,
02/01/00, Pre-refunded @ 102        50,000               53,025

Martin County, FL Health Facilities
Auth, Hospital RB, (Martin Memorial
Hospital), Series A, 7.00%, 11/15/00,
MBIA Insured                       175,000              187,084

Martin County, FL, Combined Spl
Assmt RB, 5.30%, 11/01/01          150,000              152,441

Miami Beach, FL Redevelopment Agcy,
Tax Increm RB, (City Center/Historic
Conv Village), 4.90%, 12/01/01      50,000               50,259

Miami Beach, FL Redevelopment Agcy,
Tax Increm RB, (Historic Conv Village),
Series B, 5.25%, 12/01/01          160,000              162,654

Miami-Dade County, FL, Special
Obligation RB, Series C, Zero Coupon,
10/01/03, MBIA Insured             250,000              197,680

Miami, FL Health Facilities Auth,
Hospital RB, (Mercy Hospital),
6.45%, 08/01/01, AMBAC Insured     100,000              106,829

Miami, FL, Special Rev Rfdg Bonds,
7.30%, 01/01/01, MBIA Insured      100,000              102,520

Miami, FL Sports & Exhibition Auth,
Special Obligation RB, 7.20%,
04/01/00, Pre-refunded @ 102       175,000              188,484

Naples, FL, Hospital RB,
(Naples Community Hospital,
Inc. Project), 4.40%, 10/01/99,
MBIA Insured                       185,000              186,184

New Jersey Health Care Facilities
Auth, Hospital RB, (Community
Memorial Hospital), Series C,
8.00%, 07/01/98, Pre-refunded
@ 102                              250,000              256,383

North Broward, FL Hospital
District, Hospital RB, 5.80%,
01/01/99, Escrowed to Maturity     175,000              177,188

North Miami, FL Health Facilities
Auth, Hospital RB, (Catholic Health
Services Obligation Group), 4.80%,
08/15/01, SunTrust Bank, Central
Florida, LOC                       100,000              100,719

Ocala, FL, Power Supply Electric
Util RB, 6.75%, 10/01/98,
MBIA Insured                        25,000               25,270

Okaloosa County, FL, Water & Sewer
RB, 7.15%, 01/01/99, Pre-refunded
@ 102                               50,000               52,103

Orange County, FL Health Facilities
Auth,  Hospital RB, (Orlando
Regional Healthcare) Series A,
5.15% 11/01/00, MBIA Insured        75,000               76,981

Orange County, FL HFA, Single
Family Mortgage RB, 5.50%, 10/01/00,
GNMA/FNMA Collateralized            60,000               61,677

Orange County, FL HFA, Single Family
Mortgage RB, Series A, 5.05%,
04/01/02, GNMA/FNMA Collateralized  80,000               81,218

Orange County, FL HFA, Single Family
Mortgage RB, Series A, 4.70%,
03/01/02, GNMA/FNMA
Collateralized                     260,000              260,707

Orlando, FL Utilities Commission,
Electric Util RB, 5.20%,
10/01/00                            40,000               41,012

Osceola County, FL HFA,
Multifamily Housing RB,
(Tierra Vista Apartments Project),
Series A, 4.85%, 06/01/03,
FSA Insured                         70,000               70,878

Palm Beach County, FL, Criminal
Justice Facilities RB, 7.10%,
06/01/00, Pre-refunded @ 102       175,000              188,969


Municipal Bonds (Continued)      Principal
                                   Amount               Value



Palm Beach County, FL Health
Facilities Auth, Hospital RB,
(Good Samaritan Health System),
5.40%, 10/01/00, Escrowed
to Maturity                       105,000              107,647

Palm Beach County, FL Health
Facilities Auth, Hospital RB,
(The Waterford Project),
Series 1997, 4.35%, 10/01/99      200,000              199,802

Palm Beach County, FL Health
Facilities Auth, Hospital RB,
(The Waterford Project),
Series 1997, 5.00%, 10/01/03      150,000              150,914

Palm Beach County, FL School
District, Certificates of
Participation, Series A, 5.50%,
08/01/01, AMBAC Insured           100,000              104,278

Panama City - Bay County, FL,
Airport RB, 4.25%, 10/01/99,
MBIA Insured                       75,000               75,275

Pasco County, FL School District,
GO Bonds, 6.10%, 07/01/03,
MBIA Insured                      200,000              211,528

Pensacola, FL Health Facilities
Auth, Hospital RB, (Daughters of
Charity National Health), 4.60%,
01/01/00                          100,000             100,890

Pinellas County, FL HFA,
Single Family Mortgage RB,
Series 1997C, 4.60%, 09/01/02,
GNMA Collateralized               100,000             100,698

Pinellas County, FL, Capital
Improv RB, 5.50%, 10/01/99        100,000             102,199

Pinellas County, FL Educational
Facilities Auth, Industrial
Development RB, (College Harbor
Issue), Senior Lien, Series 1996A,
7.25%, 12/01/02                   280,000             286,966

Pinellas County, FL Educational
Facilities Auth, Industrial
Development RB, (College Harbor
Issue), Junior Lien, Series 1996B,
5.40%, 12/01/00                    60,000              60,761

Pinellas County, FL Educational
Facilities Auth, Industrial
Development RB, (College Harbor
Issue), Junior Lien, Series 1996B,
5.60%, 12/01/01                    60,000              61,087

Pinellas County, FL Educational
Facilities Auth, Industrial
Development RB, (College Harbor
Issue), Junior Lien, Series 1996B,
5.70%, 12/01/02                    65,000              66,680

Pinellas County, FL Health
Facilities Auth, Hospital RB,
(Morton Plant Health System
Project), 4.70%, 11/15/00,
MBIA Insured                      100,000             101,529

Pinellas County, FL Health
Facilities Auth, Hospital RB,
(Sunshine Village Nursing Home),
6.50%, 10/01/99                   130,000             130,443

Pinellas County, FL,
Transportation Improv RB,
5.25%, 08/01/00, FGIC Insured     150,000             154,220

Pinellas County, FL,
Transportation Improv RB,
5.40%, 08/01/01, FGIC Insured     180,000             187,436

Plantation, FL Health Facilities
Auth, Hospital RB, (Covenant
Village of FL Project), 4.00%,
12/01/99                          275,000             274,241

Plantation, FL, Water & Sewer RB,
Zero Coupon, 03/01/03,
MBIA Insured                      110,000              89,206

Polk County, FL School Board,
Certificates of Participation,
(School District Financing
Program), 6.375%, 01/01/01,
Pre-refunded @ 102                100,000             107,340

Port Orange, FL Water & Sewer,
RB, 6.40%, 10/01/02,
AMBAC Insured                     100,000             103,996

Port St. Lucie, FL Water & Sewer,
RB, Series 1996A, Zero Coupon,
09/01/01, Escrowed to Maturity    150,000             131,520

Puerto Rico Electrical Power Auth,
Electrical Util RB, Series X,
4.75%, 07/01/02, MBIA Insured      75,000              76,501

Puerto Rico Industrial, Tourist,
Educational, Medical & Environmental
Control Facilities Financing Auth,
Hospital RB, (Auxilio Mutuo
Obligated Group), 1997 Series A,
4.80%, 07/01/02, MBIA Insured     190,000             194,163

St. Johns County, FL IDA,
Hospital RB, (Flagler Hospital
Project), 5.50%, 08/01/00         230,000             235,651

St. Johns County, FL IDA,
Hospital RB, (Flagler Hospital
Project), 5.60%, 08/01/01         185,000             192,158

St. Johns River Management
District, FL, Water & Sewer
RB, (Land Acquisition), 5.50%,
07/01/99, Pre-refunded @ 100       50,000              51,018


Municipal Bonds (Continued)      Principal
                                  Amount               Value



St. Petersburg, FL Professional
Sports Facility, Sales Tax RB,
Series 1995, 5.00%, 10/01/00,
MBIA Insured                      100,000             102,327

St. Petersburg, FL, Public
Improv RB, 5.80%, 02/01/00,
MBIA Insured                       40,000              41,184

Sarasota County, FL Health
Facilities Auth., Hospital RB,
(Sunnyside Properties Project),
Series 1995, 5.50%, 05/15/01      500,000             500,815

Sarasota County, FL Utility
System, Electric Util RB, Zero
Coupon, 06/01/99, Pre-refunded
@ 22.7283                         400,000              87,168

Seacoast, FL Util Auth, Water
& Sewer System RB, Series A,
Zero Coupon, 03/01/99,
Pre-refunded @ 67.6395             30,000              19,679

Seacoast, FL Util Auth,
Water & Sewer System RB,
Series A, Zero Coupon, 03/01/99,
Pre-refunded @ 27.8751            315,000              85,154

Seacoast, FL Util Auth,
Water & Sewer RB, Series A,
7.30%, 03/01/99,
Pre-refunded @ 102                 55,000              57,678

Seminole, FL Water Control
District, Spl Assmt Bonds,
(Unit of Development No. 2),
Series 1996, 5.95%, 08/01/01      290,000             292,607

South Broward Hospital District,
FL, Hospital RB, 4.65%, 05/01/00,
AMBAC Insured                     250,000             253,050

Tallahassee, FL, Electric Util RB,
Series A, 4.90%, 10/01/98          50,000              50,239

Tallahassee, FL Health Facilities,
Hospital RB, (Tallahassee Memorial
Regional Medical Center), Series B,
5.30%, 12/01/00, MBIA Insured      75,000              77,258

Tallahassee, FL Municipal Airport,
Airport Rfdg RB, 4.60%, 10/01/01,
AMBAC Insured                     165,000             167,708

Tampa, FL, Public Improv RB,
Series A, 7.50%, 10/01/99,
Washington Mutual, GIC            200,000             203,020

Tampa, FL Sports Auth, IDB,
(Tampa Bay Arena Project), 4.30%,
04/01/99, MBIA Insured             80,000              80,334

University of South Florida,
University Rev Housing Facilities
RB, Series A, 7.00%, 07/01/00,
MBIA Insured                      165,000             175,070

University of South Florida,
University Rev Housing Facilities
RB, Series A, 7.00%, 07/01/02,
MBIA Insured                      185,000             204,758

Winter Springs, FL, Water &
Sewer RB, 7.15%, 04/01/00,
Pre-refunded @ 102                100,000             107,599



Total Municipal Bonds (Cost $20,349,358)          $20,550,495



Total Investments (100%) (Cost $22,349,358)       $22,550,495




Summary of Ratings (unaudited):
AAA/Equivalent 65%, AA/Equivalent 13%,
A/Equivalent 11%, BBB/Equivalent 10%, Other 1%
Average Portfolio Maturity 2.54 Years



Statements of Assets and Liabilities
April 30, 1998

                                                Money Fund        ShortTerm Fund
ASSETS


Investments in securities, at value
 (cost $150,596,387 and
  $22,349,358 respectively)	             $150,596,387         $22,550,495
Cash                                               --                 169,895
Receivables:
        Interest                               1,374,904              310,704
        Fund shares sold                         164,853                 --
Organization costs,
net of accumulated amortization                    4,886                4,886
          Total assets
                                             152,141,030           23,035,980




LIABILITIES



Payable for investment
securities purchased                             836,176                 --
Dividend payable	                         459,348              78,912
Funds advanced by manager                         36,770               4,376
Funds advanced by custodian                    1,447,351                 --
           Total liabilities                   2,779,645              83,288




NET ASSETS


Net assets                                   149,361,385          22,952,692
Number of shares outstanding                 149,356,832           2,284,331
Net asset value, offering price
and redemption price per share               $       1.00         $    10.05












Statement of Operations
Year Ended April 30, 1998



                                                Money Fund        ShortTerm Fund
INVESTMENT INCOME



Income:

     Interest	                                $5,719,221          $1,230,228

Expenses:

     12b-1 fees (Note 2)	                  135,814               23,468
     Investment advisory fee (Note 2)             773,605              165,581
     Custodian fees (Note 3)                       37,411               14,604
     Transfer agency fees and expenses (Note 2)    93,463               13,449
     Printing costs                                11,136                2,333
     Professional fees                              8,441                6,134
     Insurance                                      3,203                  565
     Registration and filing fees                  31,073               17,268
     Trustees' fees and expenses                    8,118                1,433
     Amortization of organization costs	            8,450                8,450
     Other expenses                                22,042                4,149
          Total expenses                        1,132,756              257,434
Expense reimbursements and fee
reductions (Note 2)                              (710,902)            (181,027)
Custodian fees paid indirectly (Note 3)           (16,916)              (5,138)
          Net expenses                            404,938               71,269
Net investment income                          $5,314,283           $1,158,959




REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS



Net realized gain (loss) on investments       $    4,030            $  49,460
Unrealized appreciation (depreciation)
on investments                                       --               244,669
Net realized and unrealized gain (loss)
on investments                                     4,030              294,129
Increase in net assets from operations        $5,318,313           $1,453,088

























Statements of Changes in Net Assets


                                        MONEY FUND              SHORTTERM FUND


                                Year      Year                Year      Year
                                Ended     Ended               Ended     Ended
                                4/30/98   4/30/97             4/30/98   4/30/97

INCREASE (DECREASE) IN
NET ASSETS

Operations:
 Net investment income..  $  5,314,283  $  4,401,067    $  1,158,959 $  749,331
Net realized gain (loss)
 on investments                  4,030           487          49,460     13,101
Unrealized appreciation
  (depreciation) of
     investments                   --            --          244,669    (59,213)
Increase in net assets
from operations              5,318,313     4,401,554       1,453,088    703,219


Dividends to
shareholders from:

 Net investment income...  (5,314,077)    (4,401,067)     (1,158,959)  (749,331)

   Realized gains                 --            (170)           --         --


Fund share transactions
(Note 4)                   12,904,402     22,509,253      (6,194,004) 16,554,851


 Net increase in net
 assets                    12,908,638     22,509,570      (5,899,875) 16,508,739


Net Assets:

Beginning of period       136,452,747    113,943,177      28,852,567  12,343,828
End of period            $149,361,385   $136,452,747     $22,952,692 $28,852,567


Notes to Financial Statements


1.  Summary of Accounting Policies

The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough Group of Funds (the "Trust") which was organized as a Massachusetts Business Trust on July 22, 1993. The Trust is registered as an open-end non-diversified management investment company and commenced operations on November 22, 1993. Both Funds seek a high level of current interest income, exempt from federal income tax, as is consistent with the preservation of capital and liquidity, and both are intended to be exempt from Florida intangible property tax. Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:
Valuation of Securities
For the Money Fund, investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes which are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Securities Traded on a When-Issued or Delayed Delivery Basis
The Funds may trade securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date. These securities are identified on the accompanying Statement of Investments.

Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no provision for federal income tax is required.

Dividends and Distributions
Dividends from investment income (excluding capital gains and losses if any) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on the sales of investments are made after the close of the Fund's fiscal year and in December and/or January, as declared by the Board of Trustees. Dividends paid from net investment income for the period ended April 30, 1998 are exempt from federal income taxes. However, certain shareholders may be subject to the Alternative Minimum Tax (AMT).

General
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis.

Organization Expenses
Organization expenses are being amortized on a straight-line basis over a five-year period.

Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable. Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

Accounting Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Investment Management Fees and Other Transactions with Affiliate

Under its investment advisory agreements, William R. Hough & Co. (WRH) provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund. For these services, the Money Fund and ShortTerm Fund have agreed to pay WRH a monthly fee at an annual rate of .50% and .60%, respectively, of their average net assets for the month. For the year ended April 30, 1998, management fees totaled $773,605 and $165,581 for the Money Fund and ShortTerm Fund, respectively. The Funds also compensate WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year. During the year ended April 30, 1998, fees under this agreement amounted to $55,625 and $5,592 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds were paid by WRH to the extent that they exceeded .20% of each Fund's average daily net assets for the period May 1, 1997 through July 31, 1997, and .28% of each Fund's average daily net assets for the period August 1, 1997 through April 30, 1998. Through June 14, 1998 expenses will continue to be paid to WRH to the extent that they exceed .28% of each Fund's average daily net assets. Effective June 15, 1998, expenses will be paid by WRH to the extent they exceed .40% of each Fund's average daily net assets.

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. The amounts reported as 12b-1 fees in the Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were paid by WRH, and are included in expense reimbursements and fee reductions.

During the year ended April 30, 1998, the Money Fund and the ShortTerm Fund paid $950 and $861, respectively, to WRH for brokerage fees on executions of portfolio investment transactions.

Fees are paid to Trustees of the Trust at the rate of $1,200 per year plus $250 per meeting.

3.  Custodian Fees Paid Indirectly
For the year ended April 30, 1998, custodian fees were reduced by earnings credits of $16,916 and $5,138 on average daily cash balances for the Money Fund and ShortTerm Fund, respectively.

4.  Fund Shares
The Funds have authorized an unlimited number of shares at no par value.
 Capital paid in for the Money Fund and the ShortTerm Fund aggregated $149,356,832 and $22,788,392, respectively. Transactions in Fund shares for the years ended April 30, 1998 and 1997 were as follows:




                                 MONEY FUND*                  SHORTTERM FUND

                                                      SHARES           AMOUNT

                 Year        Year        Year    Year      Year       Year
                Ended       Ended       Ended   Ended     Ended      Ended
              4/30/98     4/30/97     4/30/98 4/30/98   4/30/98    4/30/97

Sold     364,568,053  275,829,809  2,728,078  3,200,074 $27,392,402 $31,954,497

Issued on
reinvested
dividends  5,018,708    4,053,913    111,735     66,946   1,122,079     667,960

Redeemed(356,682,359)(257,374,469)(3,453,934)(1,610,609)(34,708,485)(16,067,606)

Net
increase  12,904,402   22,509,253   (614,121) 1,656,411 $(6,194,004) $16,554,851

 * All at $1.00 per share

5.  Investment Transactions
Purchases and sales/maturities of investment securities (excluding short-term securities) for the ShortTerm Fund for the year ended April 30, 1998 were $9,831,595 and $14,133,374, respectively. At April 30, 1998, the cost of securities for federal income tax purposes was the same as that for financial reporting purposes. Net unrealized appreciation, which amounted to $201,137 for the ShortTerm Fund, consisted of aggregate gross unrealized appreciation and (depreciation) of $204,402 and ($3,265), respectively. As of April 30, 1998, the accumulated net realized loss was $36,837 for the ShortTerm Fund. For tax purposes, such losses are available to offset future realized capital gains until the capital loss carryforwards expire in 2002.

6.  Financial Highlights
                                                  Money Fund
                                                              Period
                                                               from
Per share operating           Year    Year     Year    Year  11/23/93*
peformance                   Ended   Ended    Ended   Ended      to
(for a share outstanding    4/30/98  4/30/98 4/30/96 4/30/95  4/30/94
throughout the period)


Net asset value,
beginning of period........  $1.00   $1.00    $ 1.00   $1.00     $1.00
Income from investment
operations:
Net Investment Income......  0.034    0.034    0.036   0.035     0.011

Less distributions:
Dividends from net
investment income.........  (0.034) (0.034)   (0.036) (0.035)   (0.011)

Net asset value, end
of period................    $1.00   $1.00     $1.00   $1.00     $1.00


Total return dagger......   3.50%    3.42%     3.69%   3.59%      2.49%


Ratios/Supplemental Data

Net assets at end of
period (000's).......... $149,361 $136,453  $113,943 $105,647   $23,516


Ratios to Average Daily
Net Assets dagger
Expenses...............     .26%      .20%      .20%     .07%      .00%
Expenses
(Before reimbursement)....  .73%      .78%      .80%    1.04%     1.96%
double dagger
Net Investment Income..... 3.43%     3.36%     3.62%    3.63%     2.55%



* Commencement of operations.
dagger   Figures are annualized for periods less than a year.
double dagger Effective for the year ended April 30, 1996 and thereafter, expense ratios (before reimbursement) no longer reflect reduction from custodian fee offset arrangements.




6.  Financial Highlights (continued)
                                                        ShortTerm Fund

                                                             Period
Per share operating           Year     Year    Year    Year   from
performance                  Ended    Ended   Ended   Ended  11/22/93*
(for a share outstanding   4/30/98  4/30/97 4/30/96 4/30/95  to 4/30/94
throughout the period)


Net asset value,
beginning of period.......  $9.95    $9.94    $9.89   $9.86   $10.00

Income from investment
operations:
Net Investment income....    0.42     0.43     0.42    0.42     0.16
Net realized and unrealized
gain (loss)
on investments...........    0.10     0.01     0.05    0.03    (0.14)
Total from investment
operations........           0.52     0.44     0.47    0.45     0.02

Less distributions:

Dividends from net
investment
income...................   (0.42)  (0.43)   (0.42)   (0.42)   (0.16)


Net asset value,
end of period...........   $10.05   $9.95    $9.94    $9.89    $9.86


Total return dagger....     5.23%   4.59%    4.85%    4.66%    0.49%



Ratios/Supplemental Data


Net assets at end of
period (000's)........    $22,953 $28,853  $12,344  $11,113  $10,757


Ratios to Average Daily
Net Assets dagger

Expenses..............       .26%    .20%     .20%     .07%     .05%
Expenses
(Before reimbursement)...    .93%   1.18%    1.42%    1.50%    2.77%
double dagger
Net Investment Income....   4.20%   4.27%    4.25%    4.25%    3.79%

Portfolio turnover rate..   40.2%  40.9%    83.4%    35.9%    10.9%






* Commencement of operations.
dagger  Figures are annualized for periods less than a year.
double dagger   Effective for the year ended April 30, 1996 and thereafter, expense ratios (before reimbursement) no longer reflect reduction from custodian fee offset arrangements.





Independent Auditor's Report


The Board of Trustees and Shareholders
The Florida TaxFree Funds

We have audited the accompanying statements of assets and liabilities, including the statements of investments of The Florida TaxFree Money Market Fund and The Florida TaxFree ShortTerm Fund, series of The Hough Group of Funds, as of April 30, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from November 22, 1993 (commencement of operations) to April 30, 1994. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amount and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Florida TaxFree Money Market Fund and The Florida TaxFree ShortTerm Fund, series of The Hough Group of Funds as of April 30, 1998, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.




        /s/ McGladrey & Pullen, LLP
	New York, New York
	May 21, 1998